Goodwill and Intangible Assets - Net Carrying Amount of Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, accumulated amortization	$ 383.8	$ 326.1
Indefinite-lived Intangible Assets (Excluding Goodwill)	12.4	12.4
Total	117.3	171.4
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets, accumulated amortization	383.2	325.5
Intangible assets subject to amortization	104.9	159.0
Licenses
Finite-Lived Intangible Assets [Line Items]
Intangible assets, accumulated amortization	$ 0.6	$ 0.6